Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations (Unaudited)
REVENUES	$ 611	$ 16,800	$ 681	$ 26,708	$ 40,210	$ 90,588
REVENUES - RELATED PARTIES					2,359	0
COST OF GOODS SOLD	5,560	14,951	5,560	30,209	155,804	126,586
GROSS (LOSS) PROFIT	(4,949)	1,849	(4,879)	(3,501)	(113,235)	(35,998)
OPERATING EXPENSES
Legal and accounting	51,084	73,918	111,501	140,641	228,886	283,805
Advertising	5,467	17,557	8,497	42,211	65,169	310,767
Consulting	(11,983)	114,860	294,417	231,824	432,224	1,367,794
General and administrative	137,493	132,976	222,710	246,014	472,266	645,468
Total Operating Expenses	182,061	339,311	637,125	660,690	1,198,545	2,607,834
OPERATING LOSS	(187,010)	(337,462)	(642,004)	(664,191)	(1,311,780)	(2,643,832)
OTHER INCOME (EXPENSE)
Gain on debt forgiveness					0	6,000
Other income	800	0	2,245	0	12,673	0
Interest expense	(47,893)	(35,639)	(91,872)	(72,869)	(148,662)	(114,655)
Total Other Expense	(47,893)	(35,639)	(89,627)	(72,869)	(161,334)	(108,655)
NET LOSS	$ (235,012)	$ (373,101)	$ (731,631)	$ (737,060)	$ (1,447,769)	$ (2,752,487)
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	107,622,545	128,959,322	115,175,762	128,608,924	129,334,725	112,815,779